CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 195,303	$ 30,018	¥ 196,900
Restricted cash	2,350	361	2,350
Short term investments, available for sale	128,042	19,680	174,811
Short term investments, held to maturity	93,000	14,294	64,700
Accounts receivable, net	24,511	3,767	13,576
Amounts due from related parties	0	0	1,823
Prepaid and other current assets, net	129,517	19,906	153,867
Consideration receivable, net	0	0	8,500
Total current assets	572,723	88,026	616,527
Non-current assets:
Property and equipment, net	168,423	25,886	88,007
Land use rights, net	1,848	284	1,892
Net Carrying Amount	96,769	14,873	94,708
Goodwill	73,166	11,245	67,954
Prepayment for acquisition of property	0	0	71,024
Deferred tax assets, net	8,222	1,264	6,554
Long-term loan receivables	42,677	6,559	0
Other non-current assets, net	13,592	2,089	6,357
Total non-current assets	404,697	62,200	336,496
Total assets	977,420	150,226	953,023
Current liabilities:
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 99,298 and RMB 109,878 as of December 31, 2016 and 2017, respectively)	114,396	17,582	109,484
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 16,009 and RMB 19,809 as of December 31, 2016 and 2017, respectively)	23,414	3,598	26,738
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 200,230 and RMB 219,009 as of December 31, 2016 and 2017, respectively)	418,998	64,399	372,821
Income taxes payable (including consolidated VIE amount without recourse to the Company of RMB 198,176 and RMB 201,810 as of December 31, 2016 and 2017, respectively)	202,314	31,095	321,297
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 7,662 and RMB 3,430 as of December 31, 2016 and 2017, respectively)	3,430	527	7,662
Total current liabilities	762,552	117,201	838,002
Non-current liabilities:
Long-term borrowings from third party (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2016 and 2017, respectively)	39,205	6,026	0
Consideration payable for acquisitions (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2016 and 2017, respectively)	6,766	1,040	0
Other non-current liabilities (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2016 and 2017, respectively)	2,938	452	0
Total non-current liabilities	48,909	7,518	0
Total liabilities	811,461	124,719	838,002
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2016 and 2017)	0	0	0
Additional paid-in capital	3,456,307	531,225	3,453,227
Statutory reserve	20,036	3,079	81,007
Accumulated deficit	(3,316,715)	(509,770)	(3,424,149)
Accumulated other comprehensive income	6,876	1,056	5,705
Total Ambow Education Holding Ltd.’s equity	167,234	25,702	116,516
Non-controlling interests	(1,275)	(195)	(1,495)
Total equity	165,959	25,507	115,021
Total liabilities and equity	977,420	150,226	953,023
Common Class A [Member]
EQUITY
Ordinary shares	640	98	636
Total equity	640		636
Common Class C [Member]
EQUITY
Ordinary shares	90	$ 14	90
Total equity	¥ 90		¥ 90